Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum lease payments under operating leases
2013	$ 333
2014	263
2015	95
2016	100
2017	86
Thereafter	77
Total minimum lease payments	$ 954